Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 30, 2016	Dec. 30, 2015 USD ($)	Dec. 11, 2015 $ / shares	Oct. 31, 2014	Jul. 31, 2014	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Customer Agreement $ / shares shares	Dec. 31, 2014 USD ($) Customer $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share | $ / shares			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Conversion and Exchange Ratio								The conversion and exchange ratios were adjusted as a result of the reverse stock split such that upon conversion each 60 shares of Series E Preferred Stock will be converted into four shares of common stock and upon exercise each 60 warrants or options will be converted into one share of common stock.
Cash, FDIC Insured Amount								$ 250,000
Proceeds from issuance of convertible notes payable								4,135,000	$ 100,000
Cash, Restricted						$ 13,800,478		13,800,000
Allowance for doubtful accounts receivable, current								$ 16,892	5,482
Number of licensing and royalty agreements | Agreement								2
Intangible assets amortization period								7 years
Total intangible assets								$ 600,000	600,000
Accumulated amortization								480,829	383,420
Amortization of intangible assets								$ 97,407	$ 117,445
Dilutive shares excluded from computation of earnings per share | shares						5,732,109	18,495	784,801	2,930
Net cash used in operating activities						$ (8,150,080)	$ (3,590,707)	$ (20,669,754)	$ (12,397,418)
March 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion and Exchange Ratio						The conversion and exchange ratios were adjusted for the effect of the reverse stock splits such that upon conversion each 2,100 shares of Series E Preferred Stock will now be converted into four shares of common stock and upon exercise each 2,100 warrants or options will now be converted into one share of common stock. The quantity of Series D and Subordination Warrants were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion ratio has been adjusted such that upon exercise each 35 of the Series D and Subordination Warrants will now be converted into one share of common stock
Series D Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Conversion of preferred stock to common stock, conversion ratio				200	420,000
Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage								17.00%	30.00%
Number of customers | Customer								1	1
Sales Revenue | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage									11.00%
Number of customers | Customer								0	1
Senior Secured Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal		$ 22,100,000				$ 22,100,000		$ 22,100,000
Securities Purchase Agreement | Senior Secured Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal		22,100,000
Note agreement carrying value		18,400,000
Subordination Warrants | Series D Warrant
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of convertible notes payable		4,600,000				$ 4,600,000		$ 4,600,000
Cash, Restricted		$ 13,800,000
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio			0.01666667
Reverse stock split ratio, Description								Each sixty shares of common stock was replaced with one share of common stock
Common Stock | March 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	0.02857143
Reverse stock split ratio, Description	Each thirty-five shares of common stock was replaced with one share of common stock					Each thirty-five shares of common stock was replaced with one share of common stock
Conversion of preferred stock to common stock, conversion ratio	2,100
Common Stock | Series E Warrants | March 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of preferred stock to common stock, conversion ratio	525
Common Stock | Series D Convertible Preferred Stock | March 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of preferred stock to common stock, conversion ratio	35
Common Stock | Subordination Warrants | March 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of preferred stock to common stock, conversion ratio	35
Scenario, Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share | $ / shares			$ 0.001
Restatement Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Net cash used in operating activities								$ 786,238
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets								3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets								10 years